Annual Total Returns (Vanguard Target Retirement 2055 Fund - Investor Shares Participant) (Vanguard Target Retirement 2055 Fund, Vanguard Target Retirement 2055 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2014
Vanguard Target Retirement 2055 Fund | Vanguard Target Retirement 2055 Fund - Investor Shares
Annual Total Return
2014	7.19%
2013	24.33%
2012	15.58%
2011	(2.27%)